Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Share-based Payment Arrangement, Option, Activity
The following summarizes the stock option activity for the years ended December 31, 2022 and 2021:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,790,000	$0.19	7.09	$6,176,855
Granted	—
Forfeited	—
Exercised	—
Outstanding at December 31, 2021	1,790,000	$0.19	6.09	$3,098,055
Granted	2,084,620	$0.77
Forfeited	(781,712)	$0.32
Exercised	—	$—
Outstanding at December 31, 2022	3,092,908	$0.55	7.94	$463,494

Vested and expected to vest at December 31, 2022	3,092,909	$0.55	7.94	$463,494

Exercisable at December 31, 2022	1,084,500	$0.14	5.37	$463,494
The following summarizes the stock option activity for the three months ended March 31, 2023:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	386,751	$4.39	7.94	$463,495
Granted	—	—
Forfeited	(7,689)	6.16
Exercised	—	—
Outstanding at March 31, 2023	379,062	$4.35	7.67	$444,942

Vested and expected to vest at March 31, 2023	379,062	$4.35	7.67	$444,942

Exercisable at March 31, 2023	135,567	$1.11	5.12	$444,942

Share-based Payment Arrangement, Option, Exercise Price Range
The following table summarizes information about options outstanding and exercisable as of December 31, 2022:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.05	891,500	5.38	$0.05	891,500	$0.05
0.10	85,000	5.28	0.10	85,000	0.10
0.13	—	4.58	0.13	—	0.13
0.77	2,008,409	9.33	0.77	—	0.77
0.90	108,000	4.27	0.90	108,000	0.90
	3,092,909			1,084,500
The fair value of the 416,667, 428,571, and the 396,825 warrants issued to the placement agent in connection with a registered direct offering, and to the RCA sellers in connection with the DTI/RCA acquisition (discussed below in Note 7) during the year ended December 31, 2021, are $2,498,637, $902,414, and $668,863 respectively and was determined using the Black-Scholes option pricing model. The fair value of the 14,492,754 warrants issued to the placement agent during the year ended December 31, 2022, are $7,083,038, and was determined using the Black-Scholes option pricing model. All of these warrants were determined using the following assumptions:

Stock price	$0.62 - 7.03
Risk-free interest rate	0.01 - 1.02%
Expected life of the options	1.5-5 years
Expected volatility	157-347%
Expected dividend yield	0%
The following table summarizes information about options outstanding and exercisable as of March 31, 2023:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$0.05	111,438	5.26	$0.40	111,438	$0.40
0.10	10,625	5.03	0.80	10,625	0.80
0.77	243,495	9.08	6.16	—	—
0.90	13,504	4.02	7.20	13,504	7.20
	379,062			135,567

Schedule of Stockholders' Equity Note, Warrants or Rights
The following summarizes the warrant activity for the years ended December 31, 2022, and 2021:

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	275,000	$1.01	0.23	$723,250
Granted	5,527,778	3.32
Forfeited	(275,000)	1.01
Exercised	—	—
Outstanding at December 31, 2021	5,527,778	$3.32	4.62	$—
Granted	14,492,754	0.69
Forfeited	—	—
Exercised	(1,449,276)	0.69
Outstanding at December 31, 2022	18,571,256	$1.47	4.31	$—

Vested and expected to vest at December 31, 2022	18,571,256	$1.47	4.31	$—

Exercisable at December 31, 2022	18,571,256	$1.47	4.31	$—
The following summarizes the warrants activity for the three months ended March 31, 2023:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	2,321,411	$11.78	4.31	$—
Granted	—	—	0
Forfeited	—	—
Exercised	—	—
Outstanding at March 31, 2023	2,321,411	$11.78	4.02	$—

Vested and expected to vest at March 31, 2023	2,321,411	$11.78	4.02	$—

Exercisable at March 31, 2023	2,321,411	$11.78	4.02	$—

Schedule of Warrants Outstanding and Exercisable
The following table summarizes information about warrants outstanding and exercisable as of December 31, 2022:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$6.60	416,667	2.13	$6.60	416,667	$6.60
2.52	396,825	1.94	2.52	396,825	2.52
3.10	4,285,715	3.9	3.10	4,285,715	3.1
3.08	428,571	3.9	3.08	428,571	3.08
0.69	13,043,478	4.6	0.69	13,043,478	0.69
	18,571,256			18,571,256
The following table summarizes information about warrants outstanding and exercisable as of March 31, 2023:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$52.80	52,084	1.89	$52.80	52,084	$52.80
20.16	49,604	1.70	20.16	49,604	20.16
24.80	535,716	3.66	24.80	535,716	24.80
24.64	53,572	3.65	24.64	53,572	24.64
5.52	1,630,435	4.29	$5.52	1,630,435	5.52
	2,321,411			2,321,411